Retrospective Adoption ASU 2016-18 (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Changes and Error Corrections [Abstract]
Schedule of Reconciliation of Cash, Cash Equivalent, and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the balance sheets that sum to the total of the same such amounts shown in the statement of cash flows.

	December 31,
	2016	2015
Cash and cash equivalents	$11,477,852	$37,748,603
Restricted cash	200,000	200,000

Total cash, cash equivalents and restricted cash	$11,677,852	$37,948,603